Investments in associates and joint ventures - Changes during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Balance at the beginning	$ 3,225	$ 3,568
Additions	76	23	$ 93
Translation adjustment	(111)	(456)
Equity results in income statement	228	305	98
Equity results in statement of comprehensive income	(4)
Fair value adjustment	(163)
Dividends declared	(326)	(291)
Transfer to assets held for sale	(152)
Others	25	76
Balance at the end	$ 2,798	$ 3,225	$ 3,568